INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 6	-	INVENTORIES

Inventories consist of the following:

	As of December 31,
	2013	2012
Raw materials	$19,647	$20,487
Work in process	36,627	30,764
Finished goods	8,530	14,319
	$64,804	$65,570

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $2,445 and $4,194 as of December 31, 2013 and 2012, respectively.